Schedule of Pension Plans Weighted-Average Asset Allocation and Range of Target Allocation (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at March 31	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Target Allocation - Minimum	40.00%
Range of Target Allocation - Maximum	60.00%
Percentage of Plan Assets at March 31	66.00%	61.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Target Allocation - Minimum	35.00%
Range of Target Allocation - Maximum	60.00%
Percentage of Plan Assets at March 31	33.00%	36.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Target Allocation - Minimum	0.00%
Range of Target Allocation - Maximum	5.00%
Percentage of Plan Assets at March 31	1.00%	3.00%